UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cutler

Title:     Head of Legal and Compliance

Phone:     +44 207 929 2771


Signature, Place, and Date of Signing:


/s/ John Cutler              London, England            9th August 2012
-----------------            ---------------            ---------------
Signature                    City, State                Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                nil

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:           $255,203
                                                  (thousands)

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

                                Title of                     Value   Total number of SH/ Put/  Investment   Other   Voting Authority
Name of issuer                  Class              CUSIP     x$1000  shares held     PRN Call  Discretion Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC             SPONSORED ADR     009411109    1,011         163,200  SH           SOLE             163,200
BARCLAYS BANK PLC              ETN DJUBS AGRI37  06739H206      425           7,900  SH           SOLE               7,900
COMPANHIA DE BEBIDAS DAS AME   SPONSORED
                               ADR PFD           20441W203    5,080         132,800  SH           SOLE             132,800
FOMENTO ECONOMICO MEXICANO S   SPONSORED
                               ADR UNITS         344419106   26,905         385,700  SH           SOLE             385,700
HALLIBURTON CO                 COM               406216101   13,138         354,900  SH           SOLE             354,900
ISHARES TR BARCLYS TIPS BD     ETF               464287176      213           1,800  SH           SOLE               1,800
ISHARES TR MSCI EMERG MKT      ETF               464287234    3,474          88,352  SH           SOLE              88,352
MARKET VECTORS ETF TR AGRIBUS  ETF               57060U605      417           8,200  SH           SOLE               8,200
MEAD JOHNSON NUTRITION CO      COM               582839106    7,737          91,300  SH           SOLE              91,300
NATIONAL OILWELL VARCO INC     COM               637071101   30,627         420,600  SH           SOLE             420,600
NEW ORIENTAL ED & TECH GRP I   SPONSORED ADR     647581107   13,151         542,900  SH           SOLE             542,900
NEWS CORP                      CLA               65248E104   29,998       1,536,300  SH           SOLE           1,536,300
QIHOO 360 TECHNOLOGY CO LTD    ADS               74734M109   23,067       1,033,200  SH           SOLE           1,033,200
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100    1,767         136,100  SH           SOLE             136,100
TELEFONICA BRASIL SA           SPONSORED ADR     87936R106   45,263       1,674,349  SH           SOLE           1,674,349
TOYOTA MOTOR CORP SP ADR       REP2COM           892331307    1,677          20,900  SH           SOLE              20,900
VIRGIN MEDIA INC               COM               92769L101    5,281         206,800  SH           SOLE             206,800
YUM BRANDS INC                 COM               988498101   45,660         675,800  SH           SOLE             675,800
MARKET VECTORS ETF TR VIETNAM  ETF               57060U761      312          16,400  SH           SOLE              16,400